April 8, 2016

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Post-Effective Amendment No. 181 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Registrant is filing the Amendment to add a new series, the Finisterre Unconstrained Emerging Markets Bond Fund, in existing share classes (A, P, and Institutional). We are also filing the Amendment to update information for the Principal LifeTime Hybrid Income Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime 2060 Fund. Because the share classes currently exist and other disclosure in the filing has been reviewed recently as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks for the new fund, and annual fund operating expense information and examples for each fund). See Release No. 33-6510 (February 15, 1984).

The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example the 5% and 25% ownership information.

The Amendment consists of the following:
(1)     Facing Page

(2)
Part A - a prospectus for Classes A, P, and Institutional shares of the Finisterre Unconstrained Emerging Markets Bond Fund; Classes Institutional, R-3, R-5, and R-6 shares of the Principal LifeTime Hybrid Income Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime 2060 Fund.

(3)
Part B - an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end, as well as revisions related to the addition of Finisterre Unconstrained Emerging Markets Bond Fund in Classes A, P, and Institutional.

(4)     Part C, and
(5)     Signature pages.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert

Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. The Registrant is not filing the Amendment to update or amend the prospectuses or statements of additional information for the Registrant’s other series with an October 31 fiscal year end or for Registrant’s series with an August 31 fiscal year end.

Please call me at 515-248-2821 or Jennifer Block at 515-235-9154 if you have any questions.
Sincerely,

/s/ Greg Reymann

Greg Reymann
Assistant Counsel, Registrant